File No. 333-17391
                                                                       811-07959

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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                               -------------------

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
                          Pre-Effective Amendment No.                      [ ]
                       Post-Effective Amendment No. 13                     [X]

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                              [ ]
                              Amendment No. 14                             [X]


                              ADVISORS SERIES TRUST
               (Exact name of registrant as specified in charter)

4455 E. Camelback Road, Suite 261E
         Phoenix, AZ                                                    85018
(Address of Principal Executive Offices)                              (Zip Code)

       Registrant's Telephone Number (including area code): (602) 952-1100

                               ROBERT H. WADSWORTH
                              Advisors Series Trust
                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018
               (Name and address of agent for service of process)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box)


     [x]  immediately  upon filing  pursuant to paragraph (b)
     [_]  on (date) pursuant to paragraph (b)
     [_]  60 days after filing  pursuant to paragraph (a)(i)
     [_]  on (date) pursuant to paragraph  (a)(i)
     [_]  75 days after filing pursuant to paragraph (a)(ii)
     [_]  on (date) pursuant to paragraph (a)(ii) of Rule 485


If appropriate, check the following box

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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         Pursuant  to Rule  24f-2  under  the  Investment  Company  Act of 1940,
Registrant has previously elected to register an indefinite number of shares of beneficial interest, $.001.

         The Registrant not yet filed a 24f-2 Notice.

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
                               The American Trust
                                 Allegiance Fund

                                One Court Street
                          Lebanon, New Hampshire 03766


                                   Prospectus


     The American Trust Allegiance Fund (the "Fund") is a mutual fund with the investment objective of capital appreciation. The Fund attempts to achieve its objective by investing in equity securities. See "Investment Objective and Policies." There can be no assurance that the Fund will achieve its investment objective.

     This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. The Fund is a separate series of Advisors Series Trust (the "Trust"), an open-end registered management investment company. A Statement of Additional Information dated October 31, 1997 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge upon request to the Fund at the address given above.


These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                October 31, 1997

                                Table of Contents


                 Expense Table.............................    2
                 Financial Highlights......................    3
                 Schedule of Investments...................    4
                 Investment Objective and Policies.........    8
                 Management of the Fund....................   10
                 Investor Guide............................   11
                 Services Available to Shareholders........   14
                 How to Redeem Your Shares.................   14
                 Distributions and Taxes...................   17
                 General Information.......................   18

                                  Expense Table

     Expenses are one of several factors to consider when investing in the Fund. There are two types of expenses involved: shareholder transaction expenses, such as sales loads, and annual operating expenses, such as investment advisory fees. The Fund is a no-load mutual fund and has no shareholder transaction expenses.

Annual Operating Expenses
(As a percentage of average net assets)

                 Investment Advisory Fees                  0.95%
                 Other Expenses (estimated for
                    the current fiscal year)               0.50%
                                                           ----
                 Total Operating Expenses
                    (estimated for the current
                    fiscal year)                           1.45%
                                                           ====

     The purpose of the above fee table is to provide an understanding of the various annual operating expenses which may be borne directly or indirectly by an investment in the Fund. Actual expenses may be more or less than those shown. The Fund's total operating expenses are not expected to exceed 1.45% of average net assets annually, but in the event that they do, the Advisor has agreed to reduce its fees to insure that the expenses for the Fund will not exceed 1.45%. If the Advisor did not limit the Fund's expenses, it is expected that "Other Expenses" in the above table would be 1.45% and "Total Operating Expenses" would be 2.40%. If the Advisor does waive any of its fees, the Fund may reimburse the Advisor in future years. See "Management of the Fund."
2

Example

     This table illustrates the net operating expenses that would be incurred by an investment in the Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.

                 1 Year                             3 Years

                 $15                                  $46

     The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Management of the Fund."

     The minimum initial investment in the Fund is $2,500, with subsequent minimum investments of $250 or more ($1,000 and $100, respectively, for retirement plans and Automatic Investment Plans). Shares will be redeemed at their net asset value

                              Financial Highlights

       For a capital share outstanding throughout the period (Unaudited)
--------------------------------------------------------------------------------
                                                                March 11, 1997*
                                                                    through
                                                                August 31, 1997
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $10.00
                                                                    ------
Income from investment operations:
   Net investment income                                             (0.02)
   Net realized and unrealized gain
     on investments                                                   1.47
                                                                    ------
      Total from investment operations                                1.45
                                                                    ------

Net asset value, end of period                                      $11.45
                                                                    ======

Total return                                                         14.50%**

Ratios/supplemental data:
Net assets, end of period (thousands)                               $3,659

Ratio of expenses to average net assets:
   Before expense reimbursement                                       5.39%***
   After expense reimbursement                                        1.45%***

Ratio of net investment loss to average net assets:
  Before expense reimbursement                                       (4.31%)***
  After expense reimbursement                                        (0.38%)***

Portfolio turnover rate                                               1.04%

Average commission rate
  paid per share                                                    $.1518

*Commencement of operations.
**Not annualized.
***Annualized.

                            Schedule Of Investments
                       at September 30, 1997 (Unaudited)

          ----------------------------------------------------------
          Shares       COMMON STOCKS: 96.29%            Market Value
          ----------------------------------------------------------
                       Airlines: 0.62%
              800      Southwest Airlines                   $ 25,550
                                                            --------

                       Banks -
                       Major Regional: 9.49%
            1,350      Fifth Third Bancorp                    88,256
            1,800      Mellon Bank                            98,550
            1,400      Northern Trust Corp.                   82,775
            2,000      State Street Corp.                    121,875
                                                            --------
                                                             391,456
                                                            --------

                       Communication -
                       Equipment: 2.57%
            1,300      Lucent Technologies                   105,788
                                                            --------

                       Computer Hardware: 2.37%
            1,300      Compaq Computer Corp.*                 97,175
                                                            --------

                       Computers -
                       Networking: 2.30%
            1,300      Cisco Systems, Inc.*                   94,981
                                                            --------

                       Computer Software /
                       Services: 9.94%
            1,150      Computer Assoc. Int'l, Inc.            82,584
            1,150      Computer Sci. Corp.*                   81,362
              600      Microsoft Corp.*                       79,388
            2,600      Oracle Corp.*                          94,737
            1,200      Peoplesoft, Inc.*                      71,700
                                                            --------
                                                             409,771
                                                            --------

                       Electrical Equipment: 6.01%
            1,600      Emerson Electric Co.                   92,200
            2,400      Molex, Inc.                           106,500
            1,100      Solectron Corp.                        48,950
                                                            --------
                                                             247,650
                                                            --------

                       Electronics -
                       Semiconductor: 1.79%
              800      Intel Corp.                            73,850
                                                            --------

                            Schedule Of Investments
                  at September 30, 1997 (Unaudited), Continued

          ----------------------------------------------------------
          Shares                                        Market Value
          ----------------------------------------------------------
                       Entertainment: 1.96%
            1,000      Walt Disney Company                  $ 80,625
                                                            --------

                       Financial (Diverse): 3.96%
            1,350      Federal National Mortgage              63,450
            2,550      SunAmerica, Inc.                       99,928
                                                            --------
                                                             163,378
                                                            --------

                       Foods: 4.38%
            1,800      Campbell Soup Co.                      88,200
            1,400      Conagra, Inc.                          92,400
                                                            --------
                                                             180,600
                                                            --------

                       Insurance - Brokers: 2.14%
            1,150      Marsh & McLennan, Inc.                 88,119
                                                            --------

                       Insurance - Multiline: 2.25%
              900      American Int'l Group                   92,869
                                                            --------

                       Investment Bank /
                       Brokerage: 4.50%
            1,200      Franklin Resources                    111,750
            1,100      T. Rowe Price Associates               73,975
                                                            --------
                                                             185,725
                                                            --------

                       Manufacture - Diverse:  4.39%
            2,200      Allied Signal, Inc.                    93,500
            1,750      Illinois Tool Works                    87,500
                                                            --------
                                                             181,000
                                                            --------

                       Manufacture - Special: 3.82%
            1,700      Diebold                                80,538
            1,400      Sealed Air Corp.*                      76,912
                                                            --------
                                                             157,450
                                                            --------

                       Oil & Gas - Drilling &
                       Equipment: 7.90%
            2,150      Haliburton Co.                        111,800
            1,600      Schlumberger Ltd.                     134,700
              900      Western Atlas, Inc.*                   79,200
                                                            --------
                                                             325,700
                                                            --------

                            Schedule Of Investments
                  at September 30, 1997 (Unaudited), Continued

          ----------------------------------------------------------
          Shares                                        Market Value
          ----------------------------------------------------------
                       Oil - International: 2.69%
            2,000      Royal Dutch Petroleum               $ 111,000
                                                           ---------

                       Personal Care: 2.09%
            1,000      Gillette Co.                           86,312
                                                           ---------

                       Retail - Specialty: 4.06%
            3,400      Barnes & Noble, Inc.*                  96,050
            2,600      Borders Group, Inc.*                   71,500
                                                           ---------
                                                             167,550
                                                           ---------

                       Services - Commercial &
                       Consumer: 1.97%
            1,100      Cintas Corp.                           81,125
                                                           ---------

                       Services - Computer
                       Systems: 1.41%
            2,400      Sungard Data Systems, Inc.*            58,200
                                                           ---------

                       Services -
                       Dataprocessing: 5.88%
            1,700      Automatic Data Proc.                   85,000
            2,200      First Data Corp.                       82,638
            2,150      Paychex, Inc.                          74,981
                                                           ---------
                                                             242,619
                                                           ---------

                       Telecommunication -
                       Long Distance: 2.23%
            2,600      Worldcom, Inc.*                        91,975
                                                           ---------

                       Telephone: 1.49%
            1,000      SBC Communications                     61,375
                                                           ---------

                       Textiles - Apparel: 4.08%
            1,500      Jones Apparel GP, Inc.*                81,000
            1,750      Tommy Hilfiger Corp.*                  87,391
                                                           ---------
                                                             168,391
                                                           ---------

                       Total Common Stocks
                        (cost $3,350,211)                  3,970,234
                                                           ---------

                            Schedule Of Investments
                  at September 30, 1997 (Unaudited), Continued

          ----------------------------------------------------------
          Principal
          Amount        SHORT-TERM INVESTMENTS          Market Value
          ----------------------------------------------------------
          $197,836      Star Treasury Fund:               $  197,836
                                                          ----------
                        Star Bank Repurchase
                        Agreement, 5.20%, dated
                        9/30/1997, due 10/02/1997,
                        collateralized by $55,000
                        GNMA, due 2/20/1997
                        (proceeds $53,023)(cost $53,000)      53,000
                                                          ----------
                        Total Short-Term
                        Investments: 6.08%                $  250,836
                                                          ==========


                        Total Investments in
                         Securities
                         (cost $3,601,046): 102.37%        4,221,070
                        Other Assets
                         Less Liabilities: (2.37%)           (97,988)
                                                         -----------
                        Total Net Assets: 100.0%         $ 4,123,082
                                                         ===========
          *Non-income producing security

                        Investment Objective And Policies

What is the Fund's investment objective?

     The investment objective of the Fund is to seek capital appreciation. There can be no assurance that the Fund will achieve its objective.

How does the Fund seek to achieve its objective?

     American Trust Company (the "Advisor") selects equity securities for the Fund's portfolio that it expects will appreciate in value over the long term. The Advisor uses a "bottom up" approach to stock investing and does not attempt to forecast the U.S. economy, interest rates, inflation or the U.S. stock market. It focuses on finding companies which meet its financial criteria, which include a history of consistent earnings and revenue growth, or strong prospects of earnings and revenue growth, and a strong balance sheet. The Advisor purchases the securities of a company with the intention of holding them for a minimum of three years, subject to changes in fundamentals, such as marked deceleration in earnings growth, decline in revenues or deterioration of the balance sheet, or a change in a company's valuation or competitive position. Companies should demonstrate leadership, operating momentum and strong prospects for annual growth rates of 15% or better. Normally, the companies in which the Fund invests represent the eight major economic or market sectors.

     The Fund will not invest in companies that are involved in the tobacco, pharmaceuticals, biotechnology, medical diagnostic services and products, gambling and liquor industries. While a company may conduct operations in one of these areas, the Fund will not invest in such a company unless current revenues from these industries represent less than 5% of the total revenues of the company. The great majority of companies in which the Fund invests will have no operations in these industries.

     The Advisor expects that the Fund's portfolio will generally consist of predominantly large and mid-capitalization stocks, but in some market
8
     environments small capitalization stocks may constitute a large portion of the Fund's portfolio. A small capitalization stock is considered to be one which has a market capitalization of less than $500 million at the time of investment. To the extent that the Fund does invest in small capitalization stocks, there is the risk that its portfolio will be less marketable and may be subject to greater fluctuations in price than a portfolio holding stocks of larger issuers. Small capitalization stocks often pay no dividends, but income is not a primary goal of the Fund. The Advisor does not expect the Fund's annual turnover rate to exceed 50%.

     There is, of course, no assurance that the Fund's objective will be achieved. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes.

Other securities the Fund might purchase.

     Under normal market conditions, the Fund will invest at least 85% of its total assets in common stocks. If the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest without limit in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements.

Investment restrictions.

     The Fund has adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares. As a fundamental policy, the Fund is diversified, which means that as to 75% of its total assets, no more than 5% may be invested in the securities of a single issuer and that no more than 10% of its total assets may be invested in the voting securities of such issuer.

                             Management of The Fund

     The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund.

The Advisor.

     The Fund's Advisor, American Trust Company, One Court Street, Lebanon, New Hampshire 03766 is dedicated primarily to providing investment management services to individuals, charitable organizations, foundations and corporations. The Advisor has not previously managed a mutual fund, but it provides investment management services to individual and institutional accounts with an aggregate value in excess of $145 million. Paul H. Collins and Jeffrey M. Harris, CFA, are principally responsible for the management of the Fund's portfolio. Mr. Collins (who controls the Advisor) has been active in the investment field professionally for 20 years. Mr. Collins has been President of the Advisor and has been managing portfolios of clients of the Advisor for more than the last five years. Mr. Harris, Senior Vice President of the Advisor, has been active in the investment field professionally for 19 years, managing portfolios for more than the last five years, and managing portfolios of clients of the Advisor since he became associated with the Advisor in 1995. Prior to that, he was a Vice President of Fleet Investment Advisors, since 1990, where he also managed client portfolios.

     The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 0.95%.

The Administrator.

     Investment Company Administration Corporation (the "Administrator") prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be
10
     supplied to the trustees, monitors the activities of the Fund's custodian, shareholder servicing agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20%, subject to a $30,000 annual minimum.

Other operating expenses.

     The Fund is responsible for its own operating expenses, including but not limited to, the advisory and administration fees, custody and shareholder servicing agent fees, legal and auditing expenses, federal and state registration fees, and fees to the Trust's disinterested trustees. The Advisor may reduce its fees or reimburse the Fund for expenses at any time in order to reduce the Fund's expenses. Reductions made by the Advisor in its fees or payments or reimbursements of expenses which are the Fund's obligation are subject to reimbursement by the Fund provided the Fund is able to do so and remain in compliance with any applicable expense limitations.

Brokerage transactions.

     The Advisor considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment advisory capacities.

                                 Investor Guide

How to purchase shares of the Fund.

     There are two ways to purchase shares of the Fund. Both of them require you to complete an Application Form, which accompanies this Prospectus. If you have questions about how to invest, or about how to complete the Application Form, please call an account representative at 1-800-385-7003.

You may send money to the Fund by mail.

     If you wish to invest by mail, simply complete the Application Form and mail it with a check (made payable to American Trust Allegiance Fund) to the Fund's Shareholder Servicing Agent:

     American Trust Allegiance Fund
     P.O. Box 640947
     Cincinnati, OH 45264-0947

You may wire money to the Fund.

     Before sending a wire, you should call the Fund at 1-800-385-7003 between 9:00 a.m. and 5:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading, in order to receive an account number. It is important to call and receive this account number, because if your wire is sent without it or without the name of the Fund, there may be a delay in investing the money you wire. You should then ask your bank to wire money to:

     Star Bank, N.A. Cinti/Trust
     ABA # 0420-0001-3
     for credit to American Trust Allegiance Fund
     DDA #486444854
     for further credit to [your name and account number]

     Your bank may charge you a fee for sending a wire to the Fund.

Minimum investments.

     The minimum initial investment in the Fund is $2,500. The minimum subsequent investment is $250. However, if you are investing in an Individual Retirement Account ("IRA"), or you are starting an Automatic Investment Plan (see below), the minimum initial and subsequent investments are $1,000 and $100, respectively.

Subsequent investments.

     You may purchase additional shares of the Fund by sending a check, with the stub from an account statement, to the Fund at the address above. Please also write your account number on the check. (If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.) If you want to send additional money for investment by wire, it is important for you to call the Fund at 1-800-385-7003.
12

When is money invested in the Fund?

     Any money received for investment in the Fund, whether sent by check or by wire, is invested at the net asset value of the Fund which is next calculated after the money is received (assuming the check or wire correctly identifies the Fund and account). The net asset value is calculated at the close of regular trading of the NYSE, currently 4:00 p.m., Eastern time. A check or wire received after the NYSE closes is invested as of the next calculation of the Fund's net asset value.

What is the net asset value of the Fund?

     The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of its shares outstanding. In calculating the net asset value, portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values determined in good faith by or under the supervision of the Board of Trustees of the Trust. The fair value of short-term obligations with remaining maturities of 60 days or less is considered to be their amortized cost.

Other information.

     First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018, an affiliate of the Administrator, is the principal underwriter ("Distributor") of the Fund's shares. The Distributor may waive the minimum investment requirements for purchases by certain group or retirement plans. All investments must be made in U.S. dollars, and checks must be drawn on U.S. banks. Third party checks will not be accepted. A charge may be imposed if any check used for investment does not clear. The Fund and the Distributor reserve the right to reject any investment, in whole or in part. Federal tax law requires that investors provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes. See the Application Form for more information about backup withholding. The Fund is not required to issue share certificates; all shares are normally held in non-certificated form on the books of the Fund, for the account of the shareholder.

                       Services Available to Shareholders

Retirement Plans.

     You may obtain a prototype IRA plan from the Fund. Shares of the Fund are also eligible investments for other types of retirement plans.

Automatic Investment Plan.

     You may make regular monthly investments in the Fund using the Automatic Investment Plan. An Automatic Clearing House (ACH) debit is drawn electronically against your account at a Financial Institution of your choice. Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the current net asset value. There is no charge by the Fund for this service. The Fund may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying American Data Services in writing, sufficiently in advance of the next withdrawal. The minimum monthly investment amount is $100.

Automatic withdrawals.

     The Fund offers an Automatic Withdrawal Plan whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. To start this Plan, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month or quarter is $50. The Plan may be terminated or modified by a shareholder or the Fund at any time without charge or penalty. A withdrawal under the Automatic Withdrawal Plan involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

                            How to Redeem Your Shares

     You have the right to redeem all or any portion of your shares of the Fund at their net asset value on each day the NYSE is open for trading.
14

Redemption in writing.

     You may redeem your shares by simply sending a written request to the Fund. You should give your account number and state whether you want all or part of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:

     American Trust Allegiance Fund
     150 Motor Parkway, Suite 109
     Hauppauge, NY 11788

Signature guarantee.

     If the value of the shares you wish to redeem exceeds $5,000, the signatures on the redemption request must be guaranteed by an "eligible guarantor institution." These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing a signature must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Redemption by telephone.

     If  you  complete  the  Redemption  by  Telephone  portion  of  the  Fund's
     Application Form, you may redeem shares on any business day the NYSE is open by calling the Fund's Shareholder Servicing Agent at 1-800-385-7003 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired, at your direction, on the next business day to the Financial Institution account you designated on the Application Form. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). Telephone redemptions cannot be made for IRAs.

     By establishing telephone redemption privileges, you authorize the Fund and its Shareholder Servicing Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the Application Form. The Fund and the Shareholder

     Servicing Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions. If these normal identification procedures are followed, neither the Fund nor the Shareholder Servicing Agent will be liable for any loss, liability, or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60-days' notice to shareholders.

     You may request telephone redemption privileges after your account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

What price is used for a redemption?

     The redemption price is the net asset value of the Fund's shares, next determined after shares are validly tendered for redemption. All signatures of account holders must be included in the request, and a signature guarantee, if required, must also be included for the request to be valid.

When are redemption payments made?

     As noted above, redemption payments for telephone redemptions are sent on the day after the telephone call is received. Payments for redemptions sent in writing are normally made promptly, but no later than seven days after the receipt of a valid request. However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission.

     If shares were purchased by wire, they cannot be redeemed until the day after the Application Form is received. If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process which may take up to 15 days. This delay can be avoided by investing by
16
     wire or by using a certified or official bank check to make the purchase.

Other information about redemptions.

     A redemption may result in recognition of a gain or loss for federal income tax purposes. Due to the relatively high cost of maintaining smaller accounts, the shares in your account (unless it is a retirement plan or Uniform Gifts or Transfers to Minors Act account) may be redeemed by the Fund if, due to redemptions you have made, the total value of your account is reduced to less than $500. If the Fund determines to make such an involuntary redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

                             Distributions and Taxes

Dividends and other distributions.

     Dividends from net investment income, if any, are normally declared and paid by the Fund in December. Capital gains distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

     Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless you have previously requested in writing to the Shareholder Servicing Agent that payment be made in cash.

     Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the record date by the amount of the dividend or distribution. You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of capital to you.

Taxes

     The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As long as the Fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income or excise taxes. Distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment ) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. You will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the Statement of Additional Information. You should consult your own advisers concerning federal, state and local taxation of distributions from the Fund.

                               General Information

The Trust.

     The Trust was organized as a Delaware business trust on October 3, 1996. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shareholder Rights.

     Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends
18
     and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Investment Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. As of October 10, 1997, the Fund was controlled by The Corestates Bank, N.A. William N. Lane Trust.

Performance Information.

     From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of those shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. You should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

Shareholder Inquiries.

     Shareholder inquiries should be directed to the Shareholder Servicing Agent at 1-800-385-7003.

                                     Advisor
                             American Trust Company
                                One Court Street
                                Lebanon, NH 03766
                                 1-800-788-8806

                                   Distributor
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018

                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                                 Transfer Agent
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                 1-800-385-7003

                                    Auditors
                             McGladrey & Pullen, LLP
                                555 Fifth Avenue
                               New York, NY 10017

                                  Legal Counsel
                     Paul, Hastings, Janofsky & Walker, LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

Part B of this Amendment (the Statement of Additional Information) is included in Post-Effective Amendment No. 9 to the Registration Statement filed on October 14, 1997 and is incorporated herein by reference.

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

         (a)      Financial Statements:

         The  following   financial   statements  are  included  in  Part  B  of
Pre-Effective Amendment No. 2 to the Registration Statement and incorporated herein by reference:

         Statement of Assets and Liabilities, February 25, 1997
         Notes to Statement of Assets and Liabilities

         The following financial statement is included in the prospectus of the American Trust Allegiance Fund (Part A of this Amendment):


         Financial Highlights
         Schedule of Investments at August 31, 1997


         The following financial statements are included in the Semi-Annual Report to Shareholders of the American Trust Allegiance Fund and incorporated herein by reference:

         Schedule of Investments at August 31, 1997
         Statementof Assets and Liabilities at August 31, 1997
         Statementof  Operations  for the  Period  From March 11,  1997  through
                  August 31, 1997
         Statementof Changes in Net Assets,  March 11, 1997  through  August 31,
                  1997
         Notes to Financial Statements


         (b)      Exhibits:
                  (1)      Agreement and Declaration of Trust (1)
                  (2)      By-Laws (1)
                  (3)      Not applicable
                  (4)      Specimen stock certificates (3)
                  (5)      Form of Investment Advisory Agreement (2)
                  (6)      Distribution Agreement (2)
                  (7)      Not applicable
                  (8)      Custodian Agreement (3)
                  (9) (1) Administration Agreement with Investment Company Administration Corporation (2)
                           (2) Fund Accounting Service Agreement (2)
                           (3) Transfer Agency and Service Agreement (2)
                  (10)     Opinion and consent of counsel (3)
                  (11)     Consent of Independent Auditors (3)
                  (12)     Not applicable
                  (13)     Investment letters (3)
                  (14)     Individual Retirement Account forms (5)
                  (15)     Distribution Plan (4)
                  (16)     Computation of Performance


         (1) Previously filed with the Registration Statement on Form N-1A(File No. 333-17391) on December 6, 1996 and incorporated herein by reference.

         (2) Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A(File No. 333-17391) on January 29, 1997 and incorporated herein by reference.

         (3) Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A(File No. 333-17391) on February 28, 1997 and incorporated herein by reference.

         (4) Previously filed with Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A(File No. 333-17391) on May 1, 1997 and incorporated herein by reference.

         (5) To be filed by amendment.

Item 25.  Persons Controlled by or under Common Control with Registrant.

         None.

Item 26.  Number of Holders of Securities.

         As of September 30, 1997, there were 132 holders of shares of beneficial interest of the American Trust Allegiance Fund series of the Registrant, 13 holders of shares of the InformationTech 100 Fund series, 182 holders of shares of the Kaminski Poland Fund series and 95 holders of shares of the Ridgeway-Helms Millenium Fund series.

Item 27.  Indemnification.

         Article VI of Registrant's By-Laws states as follows:

         Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

         Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

         (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

         (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

         (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

         The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

         Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

         Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

         No indemnification shall be made under Sections 2 or 3 of this Article:

         (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

         (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

         (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

         Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

         Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

         (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

         (b)      A written opinion by an independent legal counsel.

         Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

         Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

         Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

         (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

         (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

         Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

         Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

Item 28.  Business and Other Connections of Investment Adviser.

         The information required by this item with respect to American Trust Company is as follows:

                  American Trust Company is a trust company chartered under the laws of the State of New Hampshire. Its President and Director, Paul H. Collins, is a director of:

                  MacKenzie-Childs, Ltd.
                  3260 State Road 90
                  Aurora, New York 13026

                  Great Northern Arts
                  Castle Music, Inc.
                  World Family Foundation
                  all with an address at
                  Gordon Road, Middletown, New York

         Robert E. Moses, a Director of American Trust Company, is a director of:

                  Mascoma Mutual Hold Corp.
                  One The Green
                  Lebanon, NH 03766

         Information required by this item is contained in the Form ADV of the following entities and is incorporated herein by reference:

         Name of investment adviser                                    File No.
         --------------------------                                    --------

         Avatar Investors Associates Corp.                             801-7061
         Al Frank Asset Management, Inc.                               801-30528
         Bay Isle Financial Corporation                                801-27563
         Chase Investment Counsel Corp.                                801-3396
         The Edgar Lomax Company                                       801-19358
         Kaminski Asset Management, Inc.                               801-53485
         Ridgeway Helms Investment Management                          801-49884
         Rockhaven Asset Management, LLC                               801-54084
         Van Deventer & Hoch                                           801-6118

Item 29.  Principal Underwriters.

         (a) The Registrant's principal underwriter also acts as principal underwriter for the following investment companies:

                  Fremont Mutual Funds
                  Guinness Flight Investment Funds, Inc.
                  Jurika & Voyles Mutual Funds
                  Kayne Anderson Mutual Funds
                  LMH Fund, Inc.
                  Masters' Select Investment Trust
                  PIC Investment Trust
                  Professionally Managed Portfolios
                  Rainier Investment Management Mutual Funds

                  RNC Mutual Fund Group
                  O'Shaughnessy Funds, Inc.

         (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

                                    Position and Offices            Position and
Name and Principal                      with Principal              Offices with
Business Address                         Underwriter                 Registrant
------------------                  --------------------            ------------

Robert H. Wadsworth                 President                       Vice
4455 E. Camelback Road              and Treasurer                   President
Suite 261E
Phoenix, AZ  85018

Eric M. Banhazl                     Vice President                  President,
2025 E. Financial Way                                               Treasurer
Glendora, CA 91741                                                  and Trustee

Steven J. Paggioli                  Vice President &                Vice
479 West 22nd Street                   Secretary                    President
New York, New York 10011

         (c) Not applicable.

Item 30. Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the following persons:

         (a) the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be maintained by the Registrant;

         (b) the documents  required to be  maintained  by paragraphs  (5), (6),
(10) and (11) of Rule 31a-1(b) will be maintained by the respective investment advisors:

         Al Frank Asset Management, Inc. 465 Forest Avenue, Laguna Beach, CA
                  92651
         American Trust Company, One Court Street, Lebanon, NH 03766
         Avatar Associates Investment Corp., 900 Third Avenue, New York, NY
                  10022
         Bay Isle Financial Corporation, 160 Sansome Street, San Francisco, CA
                  94104
         Chase Investment Counsel Corp., 300 Preston Avenue, Charlottesville, VA
                  22902
         The Edgar Lomax Company, 6564 Loisdale Court, Springfield, VA 22150 Kaminski Asset Management, Inc., 210 snd Street, North, #050,
                  Minneapolis, MN 55401
         Ridgeway Helms Investment Management, 303 Twin Dolphin Drive, Redwood
                  Shores, CA 94065
         Rockhaven Asset Management, 100 First Avenue,  Suite 1050,  Pittsburgh,
                  PA 15222
         Van Deventer & Hoch, 800 North Bend Boulevard, Glendale, CA 91203

         (c) all other documents will be maintained by Registrant's custodian, Star Bank, 425 Walnut Street, Cincinnati, OH 45202.

Item 31. Management Services.

         Not applicable.

Item 32. Undertakings.

         Registrant hereby undertakes to:

         (a) Furnish each person to whom a Prospectus is delivered a copy of the applicable latest annual report to shareholders, upon request and without charge.

         (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Phoenix and State of Arizona on the 30th day of October, 1997.

                                             ADVISORS SERIES TRUST


                                             By   /s/ Eric M. Banhazl*
                                                ----------------------
                                                      Eric M. Banhazl
                                                      President

         This Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities indicated on October 30, 1997.



/s/ Eric M. Banhazl*                        President, Principal Financial
---------------------------                 and Accounting Officer, and Trustee
Eric M. Banhazl



/s/ Walter E. Auch Sr.*                     Trustee
---------------------------
Walter E. Auch, Sr.



/s/ Donald E. O'Connor*                     Trustee
---------------------------
Donald E. O'Connor



/s/ George T. Wofford III*                  Trustee
---------------------------
George T. Wofford III


* /s/ Robert H. Wadsworth
  -----------------------
By: Robert H. Wadsworth
    Attorney in Fact
                                       C-8